Submission	Aug. 04, 2025
Submission [Line Items]
Central Index Key	0001560916
Registrant Name	CPG Carlyle Commitments Fund, LLC
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A